INVESCO SECTOR FUNDS, INC.

                                  Supplement to
                   Investor Class and Class C Prospectuses
                               Dated July 31, 2000

The section of each Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

            FUND                          PORTFOLIO MANAGER

            Energy                        John S. Segner
            Financial Services            Jeffrey G. Morris
            Gold                          John S. Segner
            Health Sciences               Thomas R. Wald
            Leisure                       Mark Greenberg
            Real Estate Opportunity       Sean Katof
            Technology                    William R. Keithler
            Telecommunications            Brian B. Hayward
            Utilities                     Brian B. Hayward

In addition, the section of each Prospectus entitled "Portfolio Managers" is amended to delete the seventh paragraph in its entirety.

In addition, the section of each Prospectus entitled "Portfolio Managers" is amended to add the following paragraph after the eighth paragraph:

      THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

This Supplement supersedes the Supplement dated November 15, 2000.

The date of this Supplement is January 29, 2001.

                           INVESCO SECTOR FUNDS, INC.

                                  Supplement to
                               Class K Prospectus
                             Dated November 30, 2000

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

            FUND                          PORTFOLIO MANAGER

            Energy                        John S. Segner
            Financial Services            Jeffrey G. Morris
            Health Sciences               Thomas R. Wald
            Technology                    William R. Keithler
            Telecommunications            Brian B. Hayward

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to delete the fifth paragraph in its entirety.

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the seventh paragraph and (2) substitute the following in its place:

      THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

The date of this Supplement is January 29, 2001.